Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Taxes
Schedule of prepaid taxes

	December 31, 2020	December 31, 2019
Prepaid corporation income tax	$—	$356,121
Prepaid value-added tax	1,046,667	2,040,228

Total	$1,046,667	$2,396,349

Schedule of taxes payable

	December 31,	December 31,
	2020	2019

Corporation income tax payable	$415,488	$—
Other tax payable	155,866	102,704

Total	$571,354	$102,704

Schedule of effective tax rates reconciliation

	Years ended December 31,
	2020	2019	2018
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact	(14)%	(11)%	(8)%
Permanent difference and others	(5)%	4%	(1)%
Changes of deferred tax assets valuation allowances	0%	(22)%	35%
Total	6%	(4)%	51%

Schedule of provision for income

	Years ended December 31,
	2020	2019	2018
Current	$1,188,136	$529,162	$1,031,158
Deferred	(1,799,791)	(165,500)	—
Total	$(611,655)	$363,662	$1,031,158

Schedule of components of deferred tax assets and liabilities

	December 31,	December 31,
	2020	2019
Deferred tax assets:
Allowance for doubtful accounts and other reserves and impairments	$4,464,601	$4,426,306
Valuation allowance	(4,464,601)	(4,426,306)
Total	$—	$—

Deferred tax liability:
Increase in fair value of intangible assets acquired through acquisition	$1,905,442	$1,949,004
Impairment of intangible assets acquired through acquisition	(1,905,442)	(164,129)
Total	$—	$1,784,875